Retirement Plans (Details 2) (Detail)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Regulatory Liabilities [Line Items]
Benefit obligation actuarial assumptions: Discount Rate		4.25%
Pension Cost
Regulatory Liabilities [Line Items]
Net pension cost actuarial assumption, Discount rate	4.25%	4.25%